BORROWINGS	6 Months Ended
Jun. 30, 2026
BORROWINGS
BORROWINGS

7. BORROWINGS

	As of
	December 31,	As of June 30,
	2025	2026
	US$	US$
Current
Short-term borrowings:
Bank loans	4,268,154	4,404,704
Current portion of long-term borrowings	711,359	293,647
Total current borrowings	4,979,513	4,698,351
Non-Current
Long-term borrowings:
Bank loans	1,138,174	1,027,764
Total non-current borrowings	1,138,174	1,027,764
Total borrowings	6,117,687	5,726,115

Short-term borrowings

In June 2024, the Group borrowed a loan with the amount of RMB20,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.50% per annum. The borrowing was repaid in June 2025.

In September 2024, the Group borrowed a loan with the amount of RMB15,000,000 from Bank of Ningbo Co., Ltd for a term of one year at the interest rate of 3.80% per annum. The borrowing was repaid in September 2025.

In July 2025, the Group borrowed a loan with the amount of RMB20,000,000 from China Construction Bank Corporation for a term of one year at the interest rate of 3.50% per annum. The borrowing was repaid in July 2026.

In December 2025, the Group borrowed a loan with the amount of RMB10,000,000 from China Zheshang Bank Co., Ltd for a term of one year at the interest rate of 2.95% per annum.

Long-term borrowings

In May 2022, the Group borrowed a loan with the amount of RMB30,000,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB3,000,000 in 2023, RMB5,000,000 in 2024, and RMB22,000,000 in 2025. The loan was fully repaid in May 2025.

Also in May 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2022, RMB1,500,000 in 2023, RMB9,500,000 in 2024, and RMB8,500,000 in 2025. The loan was fully repaid in May 2025.

In August 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023, and RMB2,000,000 in 2024, and RMB6,900,000 in 2025. The loan was fully repaid in August 2025.

Also in August 2022, the Group borrowed a loan with the amount of RMB20,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023, RMB2,000,000 in 2024, and RMB17,000,000 in 2025. The loan was fully repaid in August 2025.

In November 2022, the Group borrowed a loan with the amount of RMB9,900,000 from Agricultural Bank of China Limited for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB1,000,000 in 2023, RMB2,000,000 in 2024, and RMB6,900,000 in 2025. The loan was fully repaid in November 2025.

Also in November 2022, the Group borrowed a loan with the amount of RMB10,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 4.00% per annum. The Group repaid RMB500,000 in 2023, RMB1,000,000 in 2024, and RMB8,500,000 in 2025. The loan was fully repaid in November 2025.

In April 2023, the Group borrowed a loan with the amount of RMB7,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of three years at the interest rate of 3.90% per annum. The Group repaid RMB150,000 in 2023, RMB550,000 in 2024, RMB3,300,000 in 2025 and RMB3,000,000 during the six months ended June 30, 2026. As of December 31, 2025, RMB3,000,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the consolidated balance sheets. The loan was fully repaid in April 2026.

In August 2023, the Group borrowed a loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group repaid RMB100,000 in 2024, and RMB9,900,000 in 2025. The loan was fully repaid in February 2025.

In September 2023, the Group borrowed another loan with the amount of RMB10,000,000 from Bank of Jiangsu Co., Ltd. for a term of eighteen months at the interest rate of 3.80% per annum. The Group repaid RMB100,000 in 2024, and RMB9,900,000 in 2025. The loan was fully repaid in March 2025.

In December 2025, the Group borrowed a loan with the amount of RMB10,000,000 from Shanghai Pudong Development Bank Co., Ltd. for a term of two years at the interest rate of 2.80% per annum. The Group repaid RMB1,000,000 during the six months ended June 30, 2026. As of December 31, 2025 and June 30, 2026, RMB2,000,000 and RMB2,000,000 repayable within twelve months for this agreement were classified as “Current portion of long-term borrowing” on the condensed consolidated balance sheets, respectively.

The proceeds from the loans were primarily used to pay for the Group’s research and development activities in China, including CMC costs of clinical and preclinical programs. As of December 31, 2025 and June 30, 2026, none of the Group’s borrowings were collateralized in the respective loan agreements.

Future maturities of short-term borrowings and long-term borrowings

Future principal maturities of short-term borrowings and long-term borrowings as of June 30, 2026 were as follows:

As of June 30,
2026
US$
Remainder of 2026	4,698,351
2027	1,027,764
5,726,115